Senior Convertible Notes Payable - Additional information (Details) - USD ($)							1 Months Ended					2 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 24, 2020	Mar. 23, 2020	Dec. 11, 2019	Dec. 06, 2019	Aug. 31, 2019	Mar. 10, 2019	Mar. 22, 2020	Jan. 31, 2020	Aug. 31, 2019	Dec. 20, 2018	Jun. 30, 2018	May 31, 2020	May 18, 2020	May 31, 2020	Feb. 29, 2020	May 31, 2019	May 31, 2020	May 31, 2019	Aug. 31, 2019	Aug. 31, 2018	Sep. 04, 2019	Jun. 10, 2019
Amortized Interest expense														$ 555,000		$ 722,000	$ 2,210,000	$ 1,433,000	$ 5,607,000	$ 951,000
Gross principal					$ 6,808,000														6,808,000	10,000,000
Conversion price							$ 9.20	$ 12.20
Value for debt conversion																	200,000
Amount converted to shares					172,500				$ 172,500										172,500
Maturity date				Apr. 01, 2022
Interest rate																					18.00%
Description for event of default						Alternate conversion percentage is 75% if the alternate conversion is an alternate conversion event of default as a result of bankruptcy or 80% for all alternate event of default conversion or 85% is such alternate conversion is an alternate optional conversion;
Additional note discount								$ 567,000
Expense related to extinguishment of convertible notes	$ 1,592,000	$ 1,592,000							3,900,000	$ 811,000				(1,592,000)		$ 0	(1,592,000)	0	(3,927,000)
Amount of legal judgement on debt instrument								500,000
Amount of legal judgement on default interest								52,000
Repayment of legal judgement on debt instrument								$ 310,000
Debt amount converted to shares					172,500				172,500										172,500
Additional Loss On Conversion Of Debt														$ (57,000)
Recovery from debt litigation settlement															$ 760,000		760,000
Accrued interest payable					$ 1,800,000				$ 1,800,000										$ 1,800,000			$ 300,000
Debt instrument, conversion original amount							$ 1,047,000													$ 1,000,000
Debt instrument converted amount shares issued							135,508
Accrued default interest							$ 25,000
Loss on pro rata portion of the unamortized note discount and deferred financing fees							$ 413,000
Discount on the exchange dates	$ 2,825,000	$ 2,825,000															(2,825,000)
Amortization debt discount, debt issuance cost												$ 2,419,000					6,749,000	$ 3,599,000
June 2018 Senior Convertible Note [Member]
Coupon rate											8.00%
Amortization of principal in cash premium											10.00%
June 2018 Notes Due September 6, 2019 [Member]
Gross principal																	1,466,000
December 2018 Notes Due December 31, 2019 [Member]
Gross principal																	867,000
March 2019 Notes Due September 12, 2020 [Member]
Gross principal																	$ 4,475,000
December 2019 [Member]
Conversion price				$ 12.20
Percentage of principal increased				10.00%
Coupon rate				0.00%
Interest rate				18.00%
Debt Instrument, Convertible, Floor Price				$ 40
Amortization of principal in cash premium				12.50%
Description for event of default				Alternate conversion percentage is 75% if the alternate conversion is an alternate conversion event of default as a result of bankruptcy or default related to missed amortization payment, subject to a floor conversion price of $1.84 per share, 80% for all alternate event of default conversion, or 85% if such alternate conversion is an alternate optional conversion;Redemption at the option of the Company at 15% premium at any time.
Exchange Agreement [Member]
Shares issued for debt conversion								24,049
Exchange Agreement [Member] | March 2019 [Member]
Principal outstanding				$ 2,445,000
Conversion price								$ 12.20
Principal outstanding, Revised				2,690,000
Principal Outstanding Combined Revised Balance				2,934,000
Shares issued for debt conversion								12,915
Debt default interest								$ 28,000
Debt amount converted								$ 130,000
Principal outstanding, Revised				$ 2,690,000
Exchange Agreement [Member] | March 2019 Convertible Notes [Member]
Conversion price				$ 40.00
Percentage of principal balance payable in cash				12.50%
Additional consideration				$ 200,000
Exchange Agreement [Member] | December 2019 [Member]
Conversion price			$ 12.20					$ 12.20
Additional consideration								$ 200,000
Principal Outstanding Combined Revised Balance			$ 2,934,000
Shares issued for debt conversion			21,750					24,049
Value for debt conversion			$ 200,000
Maximum percentage for revised combined principal could be converted			$ 10
Amount converted to shares								$ 293,000
Combined additional shares issued								467,000
Additional notes issued in exchange								267,000
Debt amount converted to shares								293,000
Debt amount converted								293,000
Exchange Agreement [Member] | June 2018 December 2018 And March 2019 Notes
Payment in cash for settlement with investors								$ 2,047,000
Shares issued for settlement with investors								103,593
Elimination of combined default penalties and default interest								$ 2,194,000
Exchange Agreement [Member] | June 2018 And December 2018 Notes
Conversion price								$ 12.20
Shares issued for debt conversion								41,004
Amount converted to shares								$ 500,000
Debt amount converted to shares								$ 500,000
Additional shares issued for settlement of default								4,207
Debt default interest								$ 51,000
Exchange Agreement [Member] | December 2018 Notes [Member]
Principal outstanding				$ 222,000
Percentage of principal increased				10.00%
Principal outstanding, Revised				$ 244,000
Principal outstanding, Revised				$ 244,000
Amendment and Exchange Agreements [Member]
Conversion price		$ 9.20
Debt instrument, conversion original amount		$ 167,000
Debt instrument converted amount shares issued		82,654
Capitalization of accrued default interest		$ 59,000
Warrants issued due to conversion of debt		162,950
Warrants exercise price		$ 10.17
Alpha Amendment and Exchange Agreement [Member]
Debt instrument, conversion original amount		$ 723,000											$ 868,000
Debt instrument converted amount shares issued		66,123											94,298
Capitalization of accrued default interest		$ 51,000
Warrants issued due to conversion of debt		130,360
Agreed additional notes		$ 145,000
Osher Amendment and Exchange Agreement [Member]
Debt instrument, conversion original amount		$ 108,000											$ 130,000
Debt instrument converted amount shares issued		16,531											14,023
Capitalization of accrued default interest		$ 8,000
Warrants issued due to conversion of debt		32,590
Agreed additional notes		$ 22,000
Exchange Agreement with CVI [Member]
Conversion price	$ 9.20
Debt instrument, conversion original amount	$ 1,829,000												$ 1,829,000
Debt instrument converted amount shares issued	260,719												198,756